Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002

Dear Shareholder:

During the six-month period ended June 30, 2002, the U.S. economy began to recover from the recession and the impact of September 11. Real gross domestic product (GDP) accelerated to an annualized rate of 5 percent in the first quarter of 2002. The resiliency of the U.S. consumer and slower inventory depletion were significant factors in this improvement. During the second quarter, the majority of the economic data remained positive, although worldwide political events and the effect of corporate accounting scandals on equities brought the sustainability of the recovery into question.

Throughout 2001, the Federal Reserve Board aggressively cut the federal funds rate by a total of 475 basis points (4.75 percent), to the current level of 1.75 percent. As the economy gained momentum in the first few months of 2002 there was a general consensus forecast that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns and yields generally rose. By late spring, however, the consensus shifted as labor market and capital-spending indicators remained soft and new disclosures on corporate integrity spurred a flight to quality. Most importantly, statements by Federal Reserve officials began to indicate that there would be no rush to tighten monetary policy. The bond market responded favorably by scaling back expectations of rate hikes, and yields declined.

Municipal Market Conditions

The municipal market was influenced by the economy and the turmoil in the equity markets. The yield on the 30-year insured municipal bond index, which stood at
5.36 percent at the end of 2001, reached a high of 5.45 percent in March 2002, before declining to 5.27 percent in June 2002. Throughout the period, the slope of the municipal yield curve remained positive. The yield pickup for extending maturities from one to 30 years was 365 basis points (3.65 percent). This is the steepest yield curve since 1985.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge for the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries declined from 98 percent in December 2001 to 96 percent by the end of June 2002. In the 10-year range, the ratio declined from 90 percent in December to 86 percent in June.

In much the same way homeowners refinance their mortgages, state and local governments took advantage of lower interest rates to refinance outstanding debt during the first six months of 2002. This activity contributed to a surge in municipal bond underwriting and long-term volume

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

                         30-YEAR BOND YIELDS 1993-2002

[30-YEAR BOND YIELDS LINE GRAPH]

               Insured                  U.S.                Insured Municipal
              Municipal               Treasury            Yields/U.S. Treasury
               Yields                  Yields                Yields (Ratio)

                6.30%                   7.39%                    85.25%
1993            6.00                    6.92                     86.71
                5.65                    6.67                     84.71
                5.35                    6.02                     88.90
                5.40                    6.34                     85.17
1994            6.40                    7.09                     90.27
                6.50                    7.61                     85.41
                6.55                    7.81                     83.87
                6.75                    7.88                     85.66
1995            6.15                    7.43                     82.77
                6.10                    6.62                     92.15
                5.95                    6.48                     91.82
                5.35                    5.94                     90.07
1996            5.85                    6.66                     87.84
                5.90                    6.89                     85.63
                5.70                    6.93                     82.25
                5.60                    6.63                     84.46
1997            5.90                    7.10                     83.10
                5.60                    6.78                     82.60
                5.40                    6.40                     84.38
                5.15                    5.92                     86.99
1998            5.25                    5.93                     88.53
                5.20                    5.65                     92.04
                4.95                    5.00                     99.00
                5.05                    5.10                     99.02
1999            5.15                    5.63                     91.47
                5.47                    5.96                     91.78
                5.83                    6.05                     96.36
                5.97                    6.48                     92.13
2000            5.82                    5.83                     99.83
                5.84                    5.90                     98.98
                5.74                    5.89                     97.45
                5.27                    5.46                     96.52
2001            5.26                    5.44                     96.69
                5.35                    5.76                     92.88
                5.20                    5.42                     95.94
                5.36                    5.47                     97.99
2002            5.43                    5.80                     93.62
                5.27                    5.51                     95.64

Source: Municipal Market Data- A Division of Thomson Financial Municipal Group and Bloomberg L.P.

increased 20 percent to a record $162 billion. Refunded issues represented almost one-quarter of the total. California issuers represented 11 percent of national volume.

Performance

For the six months ended June 30, 2002, Morgan Stanley California Tax-Free Income Fund Class B shares returned 3.20 percent. The Fund underperformed the Lehman Brothers Municipal Bond Index (Lehman Index), which returned 4.64 percent.* The Lehman Index is more heavily weighted toward short and intermediate-term securities and its return does not include expenses. The Fund's A, C and D shares returned 3.37 percent, 2.98 percent and 3.36 percent, respectively. Total return figures assume the reinvestment of all dividends and distributions but do not reflect applicable sales charges. The performance of the Fund's four share classes varies because of differing expenses.

---------------------
*The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

Portfolio Structure

The Fund's net assets of $807 million were diversified among 13 long-term sectors and 72 credits. At the end of June, the portfolio's average maturity was 17 years. Average duration of the portfolio, a measure of sensitivity to interest rate changes, was 7.7 years. Generally, a portfolio with a longer duration will have greater price volatility. The Fund maintained its high-credit-quality profile by continuing to invest in investment-grade securities in essential service sectors. More than 75 percent of the long-term portfolio is rated AA or better. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost
(book) yields are also shown.

Looking Ahead

The Federal Reserve Board's cautious approach toward tightening monetary policy has helped stabilize the fixed-income markets. We believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors in the highest tax brackets, the adjustment of municipal yields to their taxable equivalents offers a significant advantage.

We appreciate your ongoing support of Morgan Stanley California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

LARGEST SECTORS AS OF JUNE 30, 2002
(% OF NET ASSETS)

[LARGEST SECTORS BAR GRAPH]

Water & Sewer                                                                     20%
Transportation                                                                    18%
General Obligation                                                                12%
Electric                                                                          10%
Tax Allocation                                                                     9%
Refunded                                                                           9%
Hospital                                                                           6%
Public Facilities                                                                  5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CREDIT RATINGS AS OF JUNE 30, 2002
(% OF LONG-TERM PORTFOLIO)

[CREDIT RATINGS PIE CHART]

Aaa or AAA                                                                        71%
Aa or AA                                                                           7%
A or A                                                                            14%
Baa or BBB                                                                         7%
Ba or BB                                                                           1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

DISTRIBUTION BY MATURITY
(% OF LONG-TERM PORTFOLIO)

[DISTRIBUTION BY MATURITY TABLE]

WEIGHTED AVERAGE
MATURITY: 17 YEARS

  1-5 Years                                                                      10.0%
 5-10 Years                                                                       7.8%
10-15 Years                                                                      15.9%
15-20 Years                                                                      27.4%
20-30 Years                                                                      35.4%
  30+ Years                                                                       3.5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 JUNE 30, 2002
[BAR CHARTS]

YEARS BONDS CALLABLE              PERCENT CALLABLE                  COST (BOOK) YIELD*
--------------------              ----------------                  ------------------
2002                                      8%                                6.5%
2003                                     12%                                5.8%
2004                                      4%                                6.3%
2005                                     10%                                7.0%
2006                                      5%                                6.1%
2007                                      5%                                6.2%
2008                                     18%                                5.3%
2009                                      3%                                5.3%
2010                                      2%                                6.0%
2011                                     14%                                5.1%
2012+                                    19%                                5.7%

WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

WEIGHTED AVERAGE BOOK YIELD: 6.0%

*COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.5% ON 8% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund

ANNUAL HOUSEHOLDING NOTICE - JUNE 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley California Tax-Free Income Fund
FUND PERFORMANCE - JUNE 30, 2002

              AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED 6/30/02
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                       6.65%(1)    2.12%(2)
Since Inception (7/28/97)    4.73%(1)    3.81%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                       5.89%(1)    4.89%(2)
Since Inception (7/28/97)    4.29%(1)    4.29%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                       6.37%(1)    1.37%(2)
5 Years                      5.02%(1)    4.69%(2)
10 Years                     5.33%(1)    5.33%(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                       6.77%(1)
Since Inception (7/28/97)    5.03%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON          MATURITY
THOUSANDS                                                                 RATE             DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (95.8%)
            General Obligation (12.3%)
            California,
$  5,000      Ser 1990................................................    7.00 %         08/01/07   $  5,877,800
   5,000      Ser 1990................................................    7.00           08/01/08      5,932,500
   2,000      Veterans Ser AT.........................................    9.50           02/01/10      2,685,920
  10,000      Ser 2002................................................    5.25           02/01/11     10,788,500
   2,400      Veterans Ser BH (AMT) (FSA).............................    5.40           12/01/16      2,471,880
   5,000      Various Purpose 04/01/93 (FSA)..........................    5.50           04/01/19      5,096,800
   5,000      Various Purpose 04/01/02................................    6.00           04/01/19      5,654,050
  10,000      Various Purpose Ser 1996 (Ambac)........................    5.25           06/01/21     10,141,800
   3,000      Veterans Ser BD, BE & BF (AMT) (Ambac)..................    6.375          02/01/27      3,003,030
   3,000      Various Purpose Dtd 09/01/00 (FGIC).....................    5.25           09/01/30      3,023,580
   2,500    Carlsbad Unified School District, Ser 1997 (FGIC).........    0.00           11/01/16      1,222,650
            Los Angeles Community College District,
   5,000      2001 Ser A (MBIA).......................................    5.50           08/01/20      5,266,500
   5,000      2001 Ser A (MBIA).......................................    5.50           08/01/21      5,236,400
  10,000    Los Angeles Unified School District, 1997 Ser B (FGIC)....    5.00           07/01/23      9,948,500
   6,500    North Orange County Community College District, Election
              of 2002 Ser A (MBIA)....................................    5.375          08/01/21      6,778,460
   5,000    Placentia - Yorba Linda United School District, 2002
              Election Ser A (FGIC)...................................    5.00           08/01/26      4,937,700
            Puerto Rico,
   8,500      Public Improvement Ser 1999.............................    4.75           07/01/23      8,024,935
   3,000      Public Improvement Ser 1998B (Secondary MBIA)...........    4.875          07/01/23      2,955,390
--------                                                                                            ------------
  95,900                                                                                              99,046,395
--------                                                                                            ------------
            Educational Facilities Revenue (1.1%)
   5,000    California Educational Facilities Authority, University of
              San Diego Ser 1998 (Ambac)..............................    5.00           10/01/22      4,993,300
   4,000    University of California, Multi Purpose Refg Ser 1993 C
              (Ambac).................................................    5.125          09/01/18      4,045,800
--------                                                                                            ------------
   9,000                                                                                               9,039,100
--------                                                                                            ------------
            Electric Revenue (9.6%)
            Los Angeles Department of Water & Power,
  11,025      Second Issue of 1993 (Secondary Ambac)..................    5.40           11/15/13     11,415,836
  25,000      2001 Ser A (FSA)........................................    5.25           07/01/22     25,430,500
   1,695      Second Issue of 1993 (Secondary Ambac)..................    5.375          09/01/23      1,715,306
   5,000    Northern California Power Agency, Hydro 1993 Refg Ser
              A (MBIA)................................................    5.50           07/01/16      5,178,550
            Southern California Public Power Authority,
   3,500      Mead-Adelanto 1994 Ser A (Ambac)........................    8.43++         07/01/15      3,901,870
   2,500      Mead-Phoenix 1994 Ser A (Ambac).........................    8.43++         07/01/15      2,787,050
   1,750      Transmission Refg Ser 1988 (FGIC).......................    0.00           07/01/06      1,558,638
   2,750      Transmission Refg Ser 2002 A (FSA)......................    5.25           07/01/18      2,871,880

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON          MATURITY
THOUSANDS                                                                 RATE             DATE        VALUE
----------------------------------------------------------------------------------------------------------------
$  5,000    Turlock Irrigation District, Refg 1998 Ser A (MBIA).......    5.00 %         01/01/26   $  4,938,700
            Puerto Rico Electric Power Authority,
   2,000      Power Ser II (MBIA).....................................    5.375          07/01/19      2,118,520
   2,000      Power Ser X.............................................    5.50           07/01/25      2,022,040
  13,000    Sacramento Municipal Utility District, Refg 1992 Ser A
              (FGIC)..................................................   11.099++        08/15/18     13,669,760
--------                                                                                            ------------
  75,220                                                                                              77,608,650
--------                                                                                            ------------
            Hospital Revenue (6.3%)
   8,000    Antelope Valley Healthcare District, Refg Ser 1997 A
              (FSA)...................................................    5.20           01/01/20      8,136,160
            California Health Facilities Financing Authority,
   3,000      Scripps Memorial Hospitals Ser 1992 A (MBIA)............    6.375          10/01/22      3,095,610
   2,500      Sutter/CHS Ser 1996 A (MBIA)............................    5.875          08/15/16      2,717,175
   5,000    California Infrastructure & Economic Development Bank,
              Kaiser Hospital Assistance Ser 2001 A...................    5.55           08/01/31      4,979,700
   2,000    California Statewide Communities Development Authority,
              Cedars-Sinai Medical Center Ser 1992 COPs...............    6.50           08/01/12      2,272,760
  14,000    Duarte, City of Hope National Medical Center Ser 1999 A
              COPs....................................................    5.25           04/01/19     13,559,140
   7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
              (MBIA)..................................................    6.50           03/15/15      9,102,450
   4,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997 A COPs (MBIA)...................    5.25           07/01/17      4,146,960
   3,000    University of California, UCLA Medical Center Refg Ser
              1994 (MBIA).............................................    5.50           12/01/14      3,108,150
--------                                                                                            ------------
  49,000                                                                                              51,118,105
--------                                                                                            ------------
            Industrial Development/Pollution Control Revenue (1.9%)
            California Pollution Control Financing Authority,
   5,000      San Diego Gas & Electric Co 1996 Ser A..................    5.90           06/01/14      5,266,950
  10,000      Southern California Edison Co 1992 Ser B (AMT)..........    6.40           12/01/24      9,838,100
--------                                                                                            ------------
  15,000                                                                                              15,105,050
--------                                                                                            ------------
            Mortgage Revenue - Multi-Family (0.3%)
   2,000    California Housing Finance Agency, Rental II 1992 Ser B...    6.70           08/01/15      2,042,780
--------                                                                                            ------------
            Mortgage Revenue - Single Family (3.5%)
   5,000    California Department of Veterans Affairs, 2002 Ser A
              (Ambac).................................................    5.35           12/01/27      5,062,550
            California Housing Finance Agency,
   9,000      Home 1995 Ser J (Ambac).................................    6.00           08/01/17      9,461,880
   4,770      Purchase 1995 Ser B-2 (AMT).............................    6.30           08/01/24      4,881,427
   2,135      Home 1995 Ser M (AMT) (MBIA)............................    6.15           08/01/27      2,207,120

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON          MATURITY
THOUSANDS                                                                 RATE             DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            California Rural Home Finance Authority,
$  2,015      Home 1997 Ser D-CL 5 (AMT)..............................    6.70 %         05/01/29   $  2,174,185
   2,485      1997 Ser A-2 (AMT)......................................    7.00           09/01/29      2,647,246
   1,385      Home 1998 Ser A (AMT)...................................    6.35           12/01/29      1,508,639
--------                                                                                            ------------
  26,790                                                                                              27,943,047
--------                                                                                            ------------
            Public Facilities Revenue (4.5%)
   4,000    Anaheim Public Financing Authority, Sub 1997 Ser C
              (FSA)...................................................    6.00           09/01/16      4,674,000
   5,000    Beverly Hills Public Financing Authority, 1993 Refg Ser A
              (MBIA)..................................................    9.65++         06/01/15      5,382,500
  10,000    California Public Works Board, Department of Corrections
              Refg 1993 Ser A (Ambac).................................    5.00           12/01/19     10,341,800
   9,500    Los Angeles County, Public Properties Refg of 1987 COPs...    0.00           04/01/04      9,027,945
   4,000    Sacramento City Financing Authority, 2002 Ser A (FSA)
              (WI)....................................................    5.25           12/01/17      4,220,040
   5,000    Puerto Rico Public Buildings Authority, 2002 Ser D
              (Ambac).................................................    0.00           07/01/31      3,079,600
--------                                                                                            ------------
  37,500                                                                                              36,725,885
--------                                                                                            ------------
            Recreational Facilities Revenue (0.5%)
   2,000    California State University, Fresno Event Center Sr Ser
              2002....................................................    6.00           07/01/26      2,017,020
   2,000    San Diego County, San Diego Natural History Museum COPs...    5.70           02/01/28      2,008,240
--------                                                                                            ------------
   4,000                                                                                               4,025,260
--------                                                                                            ------------
            Tax Allocation Revenue (8.6%)
            Garden Grove Community Development Agency,
   5,000      Refg Issue of 1993......................................    5.70           10/01/13      5,124,450
   6,000      Refg Issue of 1993......................................    5.875          10/01/23      6,062,340
   1,000    Industry Urban-Development Agency,
              Transportation-Distribution Industrial Redev Proj #3
              1992 Refg...............................................    6.90           11/01/16      1,034,190
            Long Beach Bond Finance Authority, Downtown, North Long
              Beach, Poly High and West Beach,
   3,205      2002 Ser A (Ambac)......................................    5.375          08/01/19      3,369,224
   2,380      2002 Ser A (Ambac)......................................    5.375          08/01/20      2,490,289
  25,250    Long Beach Financing Authority, Ser 1992 (Ambac)..........    6.00           11/01/17     29,351,105
            Pleasanton Joint Powers Financing Authority,
  10,575      Reassessment 1993 Ser A.................................    6.15           09/02/12     11,003,922
   1,500      Reassessment 1993 Ser A.................................    6.20           09/02/17      1,552,395
  10,000    San Jose Redevelopment Agency, Ser 1999 (Ambac)...........    4.75           08/01/23      9,587,900
--------                                                                                            ------------
  64,910                                                                                              69,575,815
--------                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON          MATURITY
THOUSANDS                                                                 RATE             DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (18.0%)
$ 10,000    Alameda Corridor Transportation Authority, Sr Lien Ser
              1999 A (MBIA)...........................................    5.25 %         10/01/21   $ 10,219,900
   4,000    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge 2001 Ser D.......................................    5.00           04/01/18      4,070,680
            Foothills/Eastern Transportation Corridor Agency,
   5,000      Toll Road Ser 1999 (MBIA)...............................    5.125          01/15/19      5,107,800
  14,000      Toll Road Ser 1999......................................    0.00           01/15/23      9,191,140
            Long Beach,
   5,000      Harbor Refg Ser 1998 A (AMT) (FGIC).....................    6.00           05/15/17      5,736,300
   3,000      Harbor Refg Ser 1998 A (AMT) (FGIC).....................    6.00           05/15/19      3,394,350
  15,000      Harbor Ser 1995 (AMT) (MBIA)............................    5.25           05/15/25     15,075,900
  10,000    Los Angeles, Department of Airports Refg 1995 Ser A
              (FGIC)..................................................    5.50           05/15/09     10,612,600
   5,000    Orange County, Airport Refg Ser 1997 (AMT) (MBIA).........    5.50           07/01/11      5,395,600
  15,000    San Diego County Regional Transportation Commission, Sales
              Tax 1994 Ser A (FGIC)...................................    4.75           04/01/08     16,170,600
            San Francisco Airports Commission,
   4,055      San Francisco Int'l Airport Second Ser Refg Issue 4
              (MBIA)..................................................    6.00           05/01/20      4,251,992
  10,000      San Francisco Int'l Airport Second Ser Issue 15B
              (MBIA)..................................................    4.50           05/01/25      9,119,800
   5,000      San Francisco Int'l Airport Second Ser Refg Issue 27B
              (FGIC)..................................................    5.125          05/01/26      5,001,400
            San Francisco Bay Area Rapid Transit District,
     795      Sales Tax Ser 1995 (FGIC)...............................    5.50           07/01/15        851,429
  10,000      Sales Tax Ser 1998 (Ambac)..............................    4.75           07/01/23      9,589,200
            San Joaquin Hills Transportation Corridor Agency,
   6,000      Toll Road Refg Ser 1997 A (MBIA)........................    0.00           01/15/15      3,256,620
  10,000      Toll Road Senior Lien Ser 1993..........................    5.00           01/01/33      9,019,600
  10,000    San Jose, Airport Ser 2001 A (FGIC).......................    5.00           03/01/25      9,865,800
  10,000    Puerto Rico Highway & Transportation Authority, Ser 1998
              A.......................................................    4.75           07/01/38      9,060,700
--------                                                                                            ------------
 151,850                                                                                             144,991,411
--------                                                                                            ------------
            Water & Sewer Revenue (20.3%)
  10,000    California Department Water Resources, Central Valley Ser
              U.......................................................    5.00           12/01/29      9,794,900
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)....    6.00           08/01/18      8,715,360
  10,000    Contra Costa Water District, Ser G (MBIA).................    5.50           10/01/19     10,312,500
   5,450    Corona Public Financing Authority, Water Ser 1998
              (FGIC)..................................................    4.75           09/01/23      5,224,806

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON          MATURITY
THOUSANDS                                                                 RATE             DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            East Bay Municipal Utility District,
$ 12,000      Water Ser 2001 (MBIA)...................................    5.00 %         06/01/26   $ 11,851,080
   5,000      Water Ser 1998 (MBIA)...................................    4.75           06/01/34      4,678,400
  10,000    Eastern Municipal Water District, Water & Sewer
              Refg Ser 1998 A COPs (FGIC).............................    4.75           07/01/23      9,576,800
  15,000    Los Angeles County Sanitation Districts Financing
              Authority, 1993 Ser A...................................    5.375          10/01/13     15,501,300
   5,000    Los Angeles Department of Water & Power, Water 2001 Ser
              A.......................................................    5.125          07/01/41      4,902,400
  15,000    Metropolitan Water District of Southern California,
              Waterworks 1997 Ser A...................................    5.00           07/01/26     14,691,900
  12,000    Sacramento Financing Authority, Water & Capital
              Improvement 2001 Ser A (Ambac)..........................    5.00           12/01/26     11,849,520
  10,000    San Diego, Water 1998 Ser (FGIC)..........................    4.75           08/01/28      9,442,600
   5,000    San Diego County Water Authority, Ser 2002 A COPs
              (MBIA)..................................................    5.00           05/01/27      4,933,850
  10,000    San Diego Public Facilities Authority, Sewer Ser 1993 A...    5.25           05/15/20     10,081,700
            San Francisco Public Utilities Commission,
   7,750      Water 1992 Refg Ser A...................................    6.00           11/01/15      7,793,323
  10,000      Water 1996 Ser A........................................    5.00           11/01/21      9,865,200
  15,000      Water Refg Ser A 2001 (FSA).............................    5.00           11/01/31     14,749,500
--------                                                                                            ------------
 165,200                                                                                             163,965,139
--------                                                                                            ------------
            Refunded (8.9%)
   3,400    California Statewide Communities Development Authority,
              Gemological Institute of America COPs (Connie Lee)......    6.00           05/01/05+     3,712,800
            Foothills/Eastern Transportation Corridor Agency,
  15,000      Toll Road Sr Lien Ser 1995 A............................    6.00           01/01/07+    17,060,550
   4,000      Toll Road Sr Lien Ser 1995 A............................    0.00           01/01/10+     4,213,320
            Los Angeles Convention & Exhibition Center Authority,
  14,000      Ser 1985 COPs...........................................    9.00           12/01/05+    17,079,720
  10,000      Ser 1985 COPs**.........................................    9.00           12/01/05+    12,199,800
   6,000    San Diego County Water Authority, Ser 1991-B COPs
              (MBIA)..................................................   10.92++         04/26/06+     7,830,480
            Southern California Public Power Authority,
   5,000      Palo Verde Ser A (Ambac) (ETM)..........................    5.00           07/01/15      5,249,150
   5,250      Transmission Refg Ser 1988 A (FGIC) (ETM)...............    0.00           07/01/06      4,711,193
--------                                                                                            ------------
  62,650                                                                                              72,057,013
--------                                                                                            ------------
 759,020    Total California Tax-Exempt Municipal Bonds (Cost $731,718,991)......................    773,243,650
--------                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON          MATURITY
THOUSANDS                                                                 RATE             DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            Short Term California Tax-Exempt Municipal Obligations
              (3.4%)
$  3,905    California Statewide Communities Development Authority,
              John Muir/Mt Diablo Health COPs (Ambac) (Demand
              07/01/02)...............................................    1.93*%         08/15/27   $  3,905,000
   3,400      Citrus Valley Health COPs (MBIA) (Demand 07/01/02)......    1.93*          04/01/28      3,400,000
  10,000    Desert Hospital District, Desert Hospital Corp Ser 1992
              COPs (FSA)..............................................   11.214++        07/23/02+    10,466,400
     300    Newport Beach, Hoag Memorial Hospital/Presbyterian Ser
              1992 (Demand 07/01/02)..................................    1.96*          10/01/22        300,000
   9,000    Puerto Rico Electric Power Authority, Power Ser O.........    5.00           08/02/02+     9,030,690
--------                                                                                            ------------
  26,605    Total Short-Term California Tax-Exempt Municipal Obligations (Cost $25,137,461)......     27,102,090
--------                                                                                            ------------

$785,625    Total Investments (Cost $756,856,452) (a)...................    99.2%                    800,345,740
========
            Other Assets in Excess of Liabilities.......................     0.8                       6,639,503
                                                                           -----                    ------------
            Net Assets..................................................   100.0%                   $806,985,243
                                                                           =====                    ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security is segregated in connection with the purchase of a "when-issued" security.
    +       Refunded to call date shown.
    ++      Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            short-term security fluctuates.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $44,915,983 and the aggregate gross unrealized depreciation is $1,426,695
            resulting in net unrealized appreciation of $43,489,288.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $756,856,452).......................................  $800,345,740
Cash........................................................        99,958
Receivable for:
    Interest................................................    11,015,737
    Shares of beneficial interest sold......................     1,029,120
    Investments sold........................................       117,683
Prepaid expenses and other assets...........................        17,987
                                                              ------------
    Total Assets............................................   812,626,225
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     4,209,640
    Distribution fee........................................       441,454
    Investment management fee...............................       356,971
    Shares of beneficial interest redeemed..................       326,455
    Dividends and distributions to shareholders.............       189,439
Accrued expenses and other payables.........................       117,023
                                                              ------------
    Total Liabilities.......................................     5,640,982
                                                              ------------
    Net Assets..............................................  $806,985,243
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $761,390,305
Net unrealized appreciation.................................    43,489,288
Accumulated undistributed net investment income.............       764,841
Accumulated undistributed net realized gain.................     1,340,809
                                                              ------------
    Net Assets..............................................  $806,985,243
                                                              ============
Class A Shares:
Net Assets..................................................   $18,267,122
Shares Outstanding (unlimited authorized, $.01 par value)...     1,466,176
    Net Asset Value Per Share...............................        $12.46
                                                              =============
    Maximum Offering Price Per Share,
      (net asset value plus 4.44% of net asset value).......        $13.01
                                                              =============
Class B Shares:
Net Assets..................................................  $690,394,656
Shares Outstanding (unlimited authorized, $.01 par value)...    55,070,662
    Net Asset Value Per Share...............................        $12.54
                                                              =============
Class C Shares:
Net Assets..................................................   $21,306,503
Shares Outstanding (unlimited authorized, $.01 par value)...     1,699,410
    Net Asset Value Per Share...............................        $12.54
                                                              =============
Class D Shares:
Net Assets..................................................   $77,016,962
Shares Outstanding (unlimited authorized, $.01 par value)...     6,160,196
    Net Asset Value Per Share...............................        $12.50
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2002 (unaudited)

Net Investment Income:
Interest Income.............................................  $22,060,181
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................       14,378
Distribution fee (Class B shares)...........................    2,571,895
Distribution fee (Class C shares)...........................       71,557
Investment management fee...................................    2,159,140
Transfer agent fees and expenses............................      126,696
Professional fees...........................................       29,199
Shareholder reports and notices.............................       28,356
Custodian fees..............................................       16,800
Trustees' fees and expenses.................................        8,804
Other.......................................................       18,216
                                                              -----------
    Total Expenses..........................................    5,045,041
Less: expense offset........................................      (16,700)
Less: distribution fee rebate (Class B shares)..............   (1,472,712)
                                                              -----------
    Net Expenses............................................    3,555,629
                                                              -----------
    Net Investment Income...................................   18,504,552
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................    1,841,594
Net change in unrealized appreciation.......................    5,769,944
                                                              -----------
    Net Gain................................................    7,611,538
                                                              -----------
Net Increase................................................  $26,116,090
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                                JUNE 30,     DECEMBER 31, 2001
                                                                  2002
                                                              ------------     ------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $18,504,552      $ 37,334,295
Net realized gain...........................................    1,841,594         4,098,160
Net change in unrealized appreciation.......................    5,769,944       (11,234,920)
                                                              ------------     ------------
    Net Increase............................................   26,116,090        30,197,535
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (415,334)         (700,337)
    Class B shares..........................................  (15,580,388)      (31,650,961)
    Class C shares..........................................     (388,224)         (633,358)
    Class D shares..........................................   (1,917,589)       (4,309,967)
Net realized gain
    Class A shares..........................................       (8,444)          (53,519)
    Class B shares..........................................     (303,402)       (2,158,767)
    Class C shares..........................................       (9,271)          (51,838)
    Class D shares..........................................      (33,955)         (259,843)
                                                              ------------     ------------
    Total Dividends and Distributions.......................  (18,656,607)      (39,818,590)
                                                              ------------     ------------

Net decrease from transactions in shares of beneficial
  interest..................................................  (14,485,116)      (31,037,388)
                                                              ------------     ------------

    Net Decrease............................................   (7,025,633)      (40,658,443)
Net Assets:
Beginning of period.........................................  814,010,876       854,669,319
                                                              ------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $764,841 and $561,824, respectively).....................  $806,985,243     $814,010,876
                                                              ============     ============

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2002.

For the six months ended June 30, 2002, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $1,472,712.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16 % and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $9,656, $222,886 and $4,227, respectively and received $71,643 in

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2002 aggregated $50,805,076 and $66,904,430, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $19,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,598. At June 30, 2002, the Fund had an accrued pension liability of $56,938, which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

At December 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities.

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2002, the Fund held positions in residual interest bonds having a total value of $44,038,060, which represents 5.5% of the Fund's net assets.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             JUNE 30, 2002             DECEMBER 31, 2001
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................     369,696   $  4,588,833    1,064,720   $ 13,227,081
Reinvestment of dividends and distributions..........       7,827         97,051       19,061        236,955
Redeemed.............................................    (301,393)    (3,750,678)    (681,706)    (8,574,562)
                                                       ----------   ------------   ----------   ------------
Net increase - Class A...............................      76,130        935,206      402,075      4,889,474
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................   2,135,849     26,636,426    5,628,970     70,771,756
Reinvestment of dividends and distributions..........     633,155      7,899,963    1,355,467     16,971,366
Redeemed.............................................  (3,771,425)   (46,943,515)  (9,208,029)  (115,653,107)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class B...............................  (1,002,421)   (12,407,126)  (2,223,592)   (27,909,985)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................     666,630      8,310,644    1,246,505     15,689,746
Reinvestment of dividends and distributions..........      19,940        248,746       35,995        450,701
Redeemed.............................................    (335,226)    (4,180,132)  (1,090,974)   (13,738,707)
                                                       ----------   ------------   ----------   ------------
Net increase - Class C...............................     351,344      4,379,258      191,526      2,401,740
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................     174,068      2,161,774      139,798      1,763,203
Reinvestment of dividends and distributions..........      74,393        925,253      181,084      2,261,952
Redeemed.............................................    (840,346)   (10,479,481)  (1,158,614)   (14,443,772)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class D...............................    (591,885)    (7,392,454)    (837,732)   (10,418,617)
                                                       ----------   ------------   ----------   ------------
Net decrease in Fund.................................  (1,166,832)  $(14,485,116)  (2,467,723)  $(31,037,388)
                                                       ==========   ============   ==========   ============

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                       FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                      MONTHS ENDED       ---------------------------------------------------         THROUGH
                                      JUNE 30, 2002        2001          2000          1999           1998      DECEMBER 31, 1997
                                      -------------      --------      --------      --------       --------    -----------------
                                       (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.............................      $12.34          $12.49        $11.67       $ 12.75         $12.89          $12.80
                                          ------          ------        ------       -------         ------          ------
Income (loss) from investment
 operations:
    Net investment income...........        0.30            0.57          0.58          0.58           0.59            0.27
    Net realized and unrealized gain
      (loss)........................        0.12           (0.10)         0.82         (1.06)          0.10            0.09
                                          ------          ------        ------       -------         ------          ------
Total income (loss) from investment
 operations.........................        0.42            0.47          1.40         (0.48)          0.69            0.36
                                          ------          ------        ------       -------         ------          ------
Less dividends and distributions
 from:
    Net investment income...........       (0.29)          (0.58)        (0.58)        (0.58)         (0.59)          (0.27)
    Net realized gain...............       (0.01)          (0.04)           --         (0.02)         (0.24)             --
                                          ------          ------        ------       -------         ------          ------
Total dividends and distributions...       (0.30)          (0.62)        (0.58)        (0.60)         (0.83)          (0.27)
                                          ------          ------        ------       -------         ------          ------
Net asset value, end of period......      $12.46          $12.34        $12.49       $ 11.67         $12.75          $12.89
                                          ======          ======        ======       =======         ======          ======
Total Return+.......................        3.37%(1)        3.90%        12.17%        (3.91)%         5.50%           2.82%(1)
Ratios to Average Net Assets:
Expenses (before expense offset)....        0.76%(2)(3)     0.80%(3)      0.83%(3)      0.78%(3)(4)    0.83%(3)        0.78%(2)
Net investment income...............        4.74%(2)(3)     4.62%(3)      4.80%(3)      4.70%(3)       4.58%(3)        4.47%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..........................     $18,267         $17,147       $12,336        $6,253         $3,788          $1,175
Portfolio turnover rate.............           7%(1)          13%            4%            5%            20%             15%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                              FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,
                                             MONTHS ENDED            --------------------------------
                                             JUNE 30, 2002             2001               2000
                                             -------------           ---------          ---------
                                              (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.......      $12.42                $12.57             $11.73
                                                 ------                ------             ------
Income (loss) from investment operations:
    Net investment income..................        0.29                  0.55               0.57
    Net realized and unrealized gain
      (loss)...............................        0.12                 (0.11)              0.84
                                                 ------                ------             ------
Total income (loss) from investment
 operations................................        0.41                  0.44               1.41
                                                 ------                ------             ------
Less dividends and distributions from:
    Net investment income..................       (0.28)                (0.55)             (0.57)
    Net realized gain......................       (0.01)                (0.04)             --
                                                 ------                ------             ------
Total dividends and distributions..........       (0.29)                (0.59)             (0.57)
                                                 ------                ------             ------
Net asset value, end of period.............      $12.54                $12.42             $12.57
                                                 ======                ======             ======
Total Return+..............................        3.20%(1)              3.56%             12.29%
Ratios to Average Net Assets:
Expenses (before expense offset)...........        0.92%(2)(3)(5)        1.04%(3)(5)        0.93%(3)(5)
Net investment income......................        4.58%(2)(3)(5)        4.38%(3)(5)        4.70%(3)(5)
Supplemental Data:
Net assets, end of period, in thousands....    $690,395              $696,481           $732,668
Portfolio turnover rate....................           7%(1)                13%                 4%

                                                     FOR THE YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------
                                               1999                  1998             1997*
                                             ---------             ---------        ---------

Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.......    $12.81                $12.92           $12.57
                                               ------                ------           ------
Income (loss) from investment operations:
    Net investment income..................      0.57                  0.58             0.57
    Net realized and unrealized gain
      (loss)...............................     (1.06)                 0.13             0.35
                                               ------                ------           ------
Total income (loss) from investment
 operations................................     (0.49)                 0.71             0.92
                                               ------                ------           ------
Less dividends and distributions from:
    Net investment income..................     (0.57)                (0.58)           (0.57)
    Net realized gain......................     (0.02)                (0.24)           --
                                               ------                ------           ------
Total dividends and distributions..........     (0.59)                (0.82)           (0.57)
                                               ------                ------           ------
Net asset value, end of period.............    $11.73                $12.81           $12.92
                                               ======                ======           ======
Total Return+..............................     (3.99)%                5.63%            7.51%
Ratios to Average Net Assets:
Expenses (before expense offset)...........      0.91%(3)(4)(5)        0.95%(3)(5)      1.33%
Net investment income......................      4.57%(3)(5)           4.46%(3)(5)      4.51%
Supplemental Data:
Net assets, end of period, in thousands....  $761,548              $896,685         $914,474
Portfolio turnover rate....................         5%                   20%              15%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

                                                            NET
                                        EXPENSE          INVESTMENT
        PERIOD ENDED:                    RATIO          INCOME RATIO
        -------------                   -------         ------------
        June 30, 2002                   1.35%              4.15%
        December 31, 2001               1.34%              4.06%
        December 31, 2000               1.34%              4.29%
        December 31, 1999               1.34%              4.14%
        December 31, 1998               1.33%              4.08%

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                       FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                      MONTHS ENDED       ---------------------------------------------------         THROUGH
                                      JUNE 30, 2002        2001          2000          1999           1998      DECEMBER 31, 1997
                                      -------------      --------      --------      --------       --------    -----------------
                                       (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.............................      $12.42          $12.57        $11.73        $12.81         $12.92          $12.80
                                          ------          ------        ------        ------         ------          ------
Income (loss) from investment
 operations:
    Net investment income...........        0.26            0.51          0.52          0.51           0.53            0.23
    Net realized and unrealized gain
      (loss)........................        0.13           (0.11)         0.84         (1.06)          0.13            0.12
                                          ------          ------        ------        ------         ------          ------
Total income (loss) from investment
 operations.........................        0.39            0.40          1.36         (0.55)          0.66            0.35
                                          ------          ------        ------        ------         ------          ------
Less dividends and distributions
  from:
    Net investment income...........       (0.26)          (0.51)        (0.52)        (0.51)         (0.53)          (0.23)
    Net realized gain...............       (0.01)          (0.04)           --         (0.02)         (0.24)             --
                                          ------          ------        ------        ------         ------          ------
Total dividends and distributions...       (0.27)          (0.55)        (0.52)        (0.53)         (0.77)          (0.23)
                                          ------          ------        ------        ------         ------          ------
Net asset value, end of period......      $12.54          $12.42        $12.57        $11.73         $12.81          $12.92
                                          ======          ======        ======        ======         ======          ======
Total Return+.......................        2.98%(1)        3.33%        11.74%        (4.41)%         5.22%           2.80%(1)
Ratios to Average Net Assets:
Expenses (before expense offset)....        1.35%(2)(3)     1.34%(3)      1.34%(3)      1.34%(3)(4)    1.33%(3)        1.31%(2)
Net investment income...............        4.15%(2)(3)     4.09%(3)      4.29%(3)      4.14%(3)       4.08%(3)        4.24%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..........................     $21,307         $16,745       $14,534       $13,099         $9,849          $3,610
Portfolio turnover rate.............           7%(1)          13%            4%            5%            20%             15%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                       FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                      MONTHS ENDED       ---------------------------------------------------         THROUGH
                                      JUNE 30, 2002        2001          2000          1999           1998      DECEMBER 31, 1997
                                      -------------      --------      --------      --------       --------    -----------------
                                       (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.............................      $12.39          $12.53        $11.71        $12.78         $12.92          $12.80
                                          ------          ------        ------        ------         ------          ------
Income (loss) from investment
 operations:
    Net investment income...........        0.31            0.60          0.61          0.60           0.63            0.28
    Net realized and unrealized gain
      (loss)........................        0.11           (0.10)         0.82         (1.05)          0.10            0.12
                                          ------          ------        ------        ------         ------          ------
Total income (loss) from investment
 operations.........................        0.42            0.50          1.43         (0.45)          0.73            0.40
                                          ------          ------        ------        ------         ------          ------
Less dividends and distributions
  from:
    Net investment income...........       (0.30)          (0.60)        (0.61)        (0.60)         (0.63)          (0.28)
    Net realized gain...............       (0.01)          (0.04)           --         (0.02)         (0.24)             --
                                          ------          ------        ------        ------         ------          ------
Total dividends and distributions...       (0.31)          (0.64)        (0.61)        (0.62)         (0.87)          (0.28)
                                          ------          ------        ------        ------         ------          ------
Net asset value, end of period......      $12.50          $12.39        $12.53        $11.71         $12.78          $12.92
                                          ======          ======        ======        ======         ======          ======
Total Return+.......................        3.36%(1)        4.12%        12.50%        (3.63)%         5.77%           3.18%(1)
Ratios to Average Net Assets:
Expenses (before expense offset)....        0.60%(2)(3)     0.59%(3)      0.59%(3)      0.59%(3)(4)    0.58%(3)        0.60%(2)
Net investment income...............        4.90%(2)(3)     4.84%(3)      5.04%(3)      4.89%(3)       4.83%(3)        5.34%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..........................     $77,017         $83,638       $95,132        $1,021           $554             $45
Portfolio turnover rate.............           7%(1)          13%            4%            5%            20%             15%

---------------------

     *   The date shares were first issued.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph R. Arcieri
Vice President

Dennis Pietrzak
Vice President

Joseph Piraro
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
CALIFORNIA TAX-FREE
INCOME FUND

Semiannual Report
June 30, 2002

7554G02-ANP-7/02 37900RPT